Employee Benefits (Details) - Schedule of Stock-based Compensation Expense	12 Months Ended
Dec. 31, 2023 $ / shares
Employee Benefits [Abstract]
Fair value of common stock per share	$ 369.14
Expected volatility	25.70%
Expected option life (years)	4 years 9 months
Risk-free interest rate	4.03%
Cash dividend yield	0.00%